Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

Refer to note 1 for the Company’s accounting policies related to fair value accounting. Refer to note 13 for assets held in the Company’s defined pension plans, which are measured at fair value. Assets and liabilities subject to fair value measurement are as follows:

	December 31, 2014			December 31, 2013
		Fair Value Measurements Using			Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Fair Value	Level 1	Level 2
Assets
Short-term investments
Certificates of deposit	$136,653	$136,653	$—	$215,010	$215,010	$—
U.S. dollar indexed bond funds	—	—	—	27,978	—	27,978
Assets held in rabbi trusts	9,771	9,771	—	10,377	10,377	—
Foreign exchange forward contracts	2,964	—	2,964	1,382	—	1,382
Total	$149,388	$146,424	$2,964	$254,747	$225,387	$29,360

Liabilities
Deferred compensation	$9,771	$9,771	$—	$10,377	$10,377	$—
Foreign exchange forward contracts	967	—	967	364	—	364
Interest rate swaps	1,212	—	1,212	2,351	—	2,351
Total	$11,950	$9,771	$2,179	$13,092	$10,377	$2,715

During the years ended December 31, 2014 and 2013, there were no transfers between levels.

The fair value and carrying value of the Company’s debt instruments are summarized as follows:

	December 31, 2014		December 31, 2013
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes payable	$25,575	$25,575	$43,791	$43,791
Long-term debt	483,621	479,794	489,499	480,242
Total debt instruments	$509,196	$505,369	$533,290	$524,033